CONVERTIBLE DEBT	12 Months Ended
Apr. 30, 2012
CONVERTIBLE DEBT

NOTE 17.  CONVERTIBLE DEBT

On May 12, 2009, the Company issued to Silver Rock II, Ltd. an 8% convertible debenture and 500,000 warrants for a total consideration of $100,000.  The face value of the debenture is $100,000 and is due on May 6, 2012 with interest payable semi-annually. The warrants expire on May 06, 2012 and have an exercise price of $1.40 per share.

The debenture was fully discounted based on the relative fair value of the warrants and the calculated beneficial conversion feature. The Company has performed the derivative analysis in accordance with ASC 815, “Derivatives and Hedging” and determined that the warrants are considered “indexed to its own stock” and hence qualified for equity treatment.

On January 30, 2010, Silver Rock II, Ltd. exercised 250,000 warrants at $1.40 per share. The remaining 250,000 warrants were outstanding as of April 30, 2011.

On April 26, 2012, Silver Rock II, Ltd. exercised 250,000 warrants at $1.40 per share. There is no outstanding warrants as of April 30, 2012.

During the year ended April 30, 2010, Silver Rock II, Ltd. converted the debenture in its entirety and the accrued interest of $4,000 into 153,846 and 6,154 common shares of the Company, respectively. The unamortized discount was recognized as interest costs upon conversion and was reflected in the consolidated statements of income.

There was no new convertible debt issued by the Company during fiscal year 2012 and 2011.